Other Payables and Accrued Expenses (Tables)	12 Months Ended
Jun. 30, 2022
Other Payables and Accrued Expenses [Abstract]
Schedule of components of other payables and accrued expenses
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Payroll payable	16,246	13,844	2,067
Accrued expenses	4,781	3,924	586
Value-added tax recoverable	(3,696)	(700)	(105)
Employee’s individual income tax	1,268	407	61
Others	525	1,970	294
Other payables and accrued expenses	19,124	19,445	2,903